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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: September 30, 2004


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    November 15, 2004
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 26

Form 13 F Information Table Value Total:  183,886
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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
                               Title                                                                    VOTING
                               of                     Value      SHRS OR    SH/   INVESTMENT  OTHER     AUTHORITY
Name of Issuer                 Class     CUSIP        (x $1000)  PRN AMT    PRN   DISCRETION  MANAGERS  SOLE        SHARED  NONE
Amgen, Inc.                    COMMON    031162100       8,391     147,700  SH    SOLE                  SOLE
Biolase Technology Inc.        COMMON    090911108       3,000     367,600  SH    SOLE                  SOLE
Conseco, Inc.                  COMMON    208464883         353      20,000  SH    SOLE                  SOLE
Conseco, Inc.                  PREFERRED 208464867       9,848     400,000  SH    SOLE                  SOLE
Cox Commications, PCS, L.P.    COMMON    224044107       2,187      66,000  SH    SOLE                  SOLE
Exide Technologies Inc.        COMMON    302051206       2,910     183,614  SH    SOLE                  SOLE
Genesis Healthcare Corporation COMMON    37184D101      11,190     367,977  SH    SOLE                  SOLE
Hanger Orthopedic Group, Inc.  COMMON    41043F208       2,299     458,800  SH    SOLE                  SOLE
Horizon Offshore               COMMON    44043J105         533     440,275  SH    SOLE                  SOLE
Hospitality Properties         COMMON    44106M102       1,275      30,000  SH    SOLE                  SOLE
Hybridon Inc.                  COMMON    44860M801          56      88,522  SH    SOLE                  SOLE
Interstate Hotels & Resorts
 Inc.                          COMMON    46088S106         152      37,500  SH    SOLE                  SOLE
Istar Financial Inc.           COMMON    45031U101         276       6,700  SH    SOLE                  SOLE
La Quinta Corporation          COMMON    50419U202         351      45,000  SH    SOLE                  SOLE
Neighborcare Inc               COMMON    64015Y104     125,468   4,949,412  SH    SOLE                  SOLE
Owens & Minor                  COMMON    690732102         413      16,100  SH    SOLE                  SOLE
PSS World Medical              COMMON    69366A100       2,140     213,100  SH    SOLE                  SOLE
Savvis Communications
 Corporation                   COMMON    805423100       3,245   2,596,292  SH    SOLE                  SOLE
Shaw Group                     COMMON    820280105       1,319     109,940  SH    SOLE                  SOLE
Shiloh Industries, Inc.        COMMON    824543102         209      15,000  SH    SOLE                  SOLE
Starbucks Jan 45 Puts          PUTS      8552448M1         600     250,000  PUT   SOLE                  SOLE
Stericycle                     COMMON    858912108         918      20,000  SH    SOLE                  SOLE
Sun Healthcare Group           COMMON    866933401       1,976     246,970  SH    SOLE                  SOLE
Telewest Global Inc.           COMMON    87956T107       3,187     274,283  SH    SOLE                  SOLE
Trump Hotels & Casino Resorts
 Inc.                          COMMON    898168109         163     250,000  SH    SOLE                  SOLE
Unitedglobalcom, Inc.          COMMON    913247508       1,427     191,044  SH    SOLE                  SOLE
                                                       =======
                                                       183,886